BlackRock S&P 500 Index Fund
Fund Overview Key Facts about BlackRock S&P 500 Index Fund
Investment Objective
The investment objective of BlackRock S&P 500 Index Fund (“S&P 500 Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of S&P 500 Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock S&P 500 Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1][2]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.305%	0.295%
Administration Fee	[1]	0.195%	0.195%
Miscellaneous Other Expenses	[1]	0.11%	0.10%
Total Annual Fund Operating Expenses	[1]	0.565%	0.305%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.005%)	(0.005%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.56%	0.30%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the S&P 500 Index Fund and S&P 500 Index Fund's share of the allocated expenses of Master S&P 500 Index Series. Management Fees are paid by Master S&P 500 Index Series, a series of Quantitative Master Series LLC.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by Master S&P 500 Index Series will not exceed 0.005% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of Master S&P 500 Index Series.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BlackRock S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	57	181	315	707
Institutional Shares	31	98	171	387

Portfolio Turnover:
Master S&P 500 Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect S&P 500 Index Fund’s performance. During the most recent fiscal year, Master S&P 500 Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

S&P 500 Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The Fund will be substantially invested in securities in the S&P 500, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund invests in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in derivative instruments linked to the S&P 500. At times, the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master S&P 500 Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master S&P 500 Index Series. For simplicity, this prospectus uses the terms “S&P 500 Index Fund” or “Fund” to include Master S&P 500 Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in S&P 500 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows how S&P 500 Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS S&P 500 Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.90% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.07% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.39%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BlackRock S&P 500 Index Fund	1 Year	5 Years	10 Years
Investor A Shares	1.58%	(0.77%)	2.36%
Investor A Shares Return After Taxes on Distributions	1.01%	(1.35%)	1.84%
Investor A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.02%	(1.00%)	1.71%
Institutional Shares	1.80%	(0.52%)	2.61%
Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.